Borrowings and capital resources - Total Borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Borrowings and capital resources
Short-term borrowings	€ (11,826)	€ (6,916)	€ (4,270)
Long-term borrowings	(62,892)	€ (56,079)	(48,685)
Total borrowings	(74,718)		(52,955)
Spectrum licence payables	3,215		1,919
Auction amount	1,370
Financial liabilities at carrying value	1,850		1,844
Currency swap contract
Borrowings and capital resources
Decrease in net debt	1,300
Carrying value
Borrowings and capital resources
Financial assets at carrying value	47,500		44,439
Financial liabilities at carrying value	47,500		44,439
Fair value
Borrowings and capital resources
Financial assets at fair value	48,216		43,616
Financial liabilities at fair value	48,216		43,616
Derivative financial instruments included in trade and other receivables (note 14)
Borrowings and capital resources
Other financial assets	9,176		3,634
Derivative financial instruments included in trade and other payables (note 15)
Borrowings and capital resources
Other financial liabilities	4,767		2,444
Bonds
Borrowings and capital resources
Short-term borrowings	(1,912)		(53)
Long-term borrowings	(47,500)		(44,439)
Commercial paper
Borrowings and capital resources
Short-term borrowings			(873)
Bank loans
Borrowings and capital resources
Short-term borrowings	(1,228)		(1,220)
Long-term borrowings	(1,500)		(1,780)
Lease liabilities.
Borrowings and capital resources
Short-term borrowings	(2,986)
Long-term borrowings	(9,077)
Bank borrowings secured against Indian assets
Borrowings and capital resources
Long-term borrowings	(1,346)
Other short-term borrowings
Borrowings and capital resources
Short-term borrowings	(5,700)		(2,124)
Cash collateral	5,292		2,011
Other long-term borrowings
Borrowings and capital resources
Long-term borrowings	(3,469)		€ (2,466)
Derivative instruments in designated hedge relationships
Borrowings and capital resources
Net debt	€ 1,500